Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 58,661	$ 52,062
Down payments from clients	598	565
Liberty (Note 16)	41,032	41,032
Other accounts payable	26,404	34,403
Total	$ 126,695	$ 128,062